Consolidated Statements of Stockholders' Equity - USD ($) $ / shares in Thousands, $ in Thousands	Total	Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Stockholders’ Equity Attributable to Holdings	Preferred Stock [Member]	Non- Controlling Interest	Non-Controlling Interest of Disc. Ops.	Manitoba Harvest	Liberty	Liberty Accumulated Deficit	Liberty Stockholders’ Equity Attributable to Holdings	Liberty Non- Controlling Interest	Ergobaby	Ergobaby Accumulated Deficit	Ergobaby Stockholders’ Equity Attributable to Holdings	Ergobaby Non- Controlling Interest	Tridien	Tridien Non-Controlling Interest of Disc. Ops.	Crosman	Crosman Non- Controlling Interest	Series A Preferred Stock [Member]	Preferred Stock [Member] Accumulated Deficit	Series B Preferred Stock [Member]
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations								$ 19,301
Stockholders' Equity Attributable to Parent					$ 826,084
Beginning balance (in shares) at Dec. 31, 2015		0
Beginning balance at Dec. 31, 2015	$ 873,219	$ 825,321	$ 10,567	$ (9,804)			$ 27,834
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,530		54,685		54,685		3,205	(1,360)
Less: Loss from discontinued operations attributable to noncontrolling interest	(1,360)
Total comprehensive income (loss), net	289			289	289
Option activity attributable to noncontrolling shareholders	4,382						2,360	2,022
Issuance of Trust common shares, net of offering costs	99,359	$ 99,359			99,359
Issuance of Trust shares, net of offering costs (in shares)		0
Effect of subsidiary stock option exercise	4,918		(578)		(578)		5,496
Proceeds from noncontrolling interest holders	5,718						5,718										$ 3,392
Noncontrolling Interest, Decrease from Deconsolidation																		$ 801	$ 801
Distribution to Allocation Interest holders (refer to Note N)	(23,779)		(23,779)		(23,779)
Distributions payable to Allocation Interest Holders (refer to Note K)	(13,354)		(13,354)
Equity Method Investment, Cash Distributions Declared			13,354
Distributions paid	$ (78,192)		(78,192)		(78,192)
Distribution to noncontrolling interest holders									$ 8,201						$ 4,809	$ 4,809
Repurchase of subsidiary shares - Ergo														$ (16,840)	$ (11,911)	$ (11,911)	(4,929)
Purchase of noncontrolling interest										$ (1,476)	$ (1,007)	$ (1,007)	$ (469)
Distributions to noncontrolling shareholders										(23,630)			(23,630)
Ending balance (in shares) at Dec. 31, 2016	5,600,000	0
Ending balance at Dec. 31, 2016	$ 894,544	$ 924,680	(58,760)	(9,515)			18,977
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations								19,162
Stockholders' Equity Attributable to Parent					856,405
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	33,612		27,991		27,991		8,245
Less: Loss from discontinued operations attributable to noncontrolling interest	(2,624)
Total comprehensive income (loss), net	6,942			6,942	6,942
Option activity attributable to noncontrolling shareholders	7,028						4,478
Option activity attributable to noncontrolling interest, discontinued ops	2,550
Issuance of Trust common shares, net of offering costs	96,417				96,417
Issuance of Trust shares, net of offering costs (in shares)		96,417,000
Effect of subsidiary stock option exercise	1,222						1,222
Proceeds from noncontrolling interest holders																	$ 40			$ 781	$ 781
Distribution to Allocation Interest holders (refer to Note N)			(63,000)
Distributions payable to Allocation Interest Holders (refer to Note K)			(25,834)
Distributions paid			(86,256)																				$ (2,457)
Distribution to noncontrolling interest holders									40
Repurchase of subsidiary shares - Ergo							(40)
Ending balance (in shares) at Dec. 31, 2017																						96,417,000
Ending balance at Dec. 31, 2017	925,999	$ 924,680	(145,316)	(2,573)	873,208		33,703
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations	19,088							19,088	11,731
Stockholders' Equity Attributable to Parent	873,208				873,208
Preferred Stock, No Par Value																						$ 0		$ 0
Preferred Stock, Shares Issued																						4,000,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Shares Outstanding																						4,000,000		0
Net income	(1,790)		(5,702)		(5,702)		5,217
Less: Loss from discontinued operations attributable to noncontrolling interest	(1,305)
Total comprehensive income (loss), net	(6,203)			(6,203)	(6,203)
Option activity attributable to noncontrolling shareholders	8,975						6,710
Option activity attributable to noncontrolling interest, discontinued ops	2,265
Issuance of Trust common shares, net of offering costs	96,504				96,504																			$ 96,500
Issuance of Trust shares, net of offering costs (in shares)		96,400,000				96,504,000
Effect of subsidiary stock option exercise	404						404
Distributions paid			(86,256)																				$ (12,179)
Purchase of noncontrolling interest										$ (6,112)			$ (6,112)
Ending balance (in shares) at Dec. 31, 2018																						96,417,000		96,504,000
Ending balance at Dec. 31, 2018	919,342	$ 924,680	$ (249,453)	$ (8,776)	$ 859,372		$ 39,922
Stockholders' Equity Attributable to Noncontrolling Interest, Discontinued Operations	20,048							$ 20,048	$ 11,160
Stockholders' Equity Attributable to Parent	$ 859,372
Preferred Stock, No Par Value																						$ 0		$ 0
Preferred Stock, Shares Issued																						4,000,000		4,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Shares Outstanding																						4,000,000		4,000,000